Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment Consist	Property and equipment consist of the following:
	As of March 31,
	2024	2023
	$’000	$’000
Leasehold improvement	106	33
Computers equipment	64	41
Furniture and fixtures	48	6
Office equipment	6	3
Less: accumulated depreciation	(74)	(51)
Property and equipment, net	150	32